INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The main reconciling item between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward of the Company due to the uncertainty of the realization of such tax benefits and the unrecognized tax positions recorded in the period.

Income taxes are comprised as follows:

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Current	$(171)	$1,213
	$(171)	$1,213

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Domestic	$52	$54
Foreign (non-Israeli jurisdictions)	$(223)	$1,159
	$(171)	$1,213

Net loss before income tax	(55,004)	(45,496)
Effective tax rate	0.31%	(2.67)%